Consolidating Guarantor and Non-Guarantor Financial Information - Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Consolidating Statement of Operations
REVENUES	$ 4,946,132	$ 4,353,783	$ 3,876,676	$ 3,730,705	$ 3,716,480	$ 3,311,532	$ 3,005,460	$ 2,673,731	$ 16,907,296	$ 12,707,203	$ 11,468,646
COST OF SALES	4,790,641	4,235,867	3,757,450	3,628,683	3,554,525	3,201,059	2,919,052	2,553,768	16,412,641	12,228,404	10,761,793
OPERATING COSTS AND EXPENSES:
Operating									201,068	189,003	296,831
General and administrative									98,129	105,805	127,559
Depreciation and amortization									209,020	180,239	192,932
(Gain) loss on disposal or impairment of assets, net									(17,104)	(208,890)	320,903
Revaluation of liabilities									20,716	6,717	(82,673)
Operating (Loss) Income									(17,174)	205,925	(148,699)
OTHER INCOME (EXPENSE):
Equity in earnings of unconsolidated entities									7,539	3,830	16,649
Revaluation of investments									0	(14,365)	0
Interest expense									(199,148)	(149,994)	(132,749)
(Loss) gain on early extinguishment of liabilities, net									(23,201)	24,727	28,532
Other income, net									6,953	26,612	4,521
(Loss) Income From Continuing Operations Before Income Taxes									(225,031)	96,735	(231,746)
INCOME TAX (EXPENSE) BENEFIT									(1,354)	(1,933)	428
(Loss) Income From Continuing Operations									(226,385)	94,802	(231,318)
Income From Discontinued Operations, net of Tax									156,780	49,072	44,221
Net (Loss) Income	110,912	56,769	(173,579)	(63,707)	26,486	1,293	(66,658)	182,753	(69,605)	143,874	(187,097)
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS									(240)	(6,832)	(11,832)
Net income attributable to redeemable noncontrolling interest									(1,030)	0	0
NET (LOSS) INCOME ATTRIBUTABLE TO NGL ENERGY PARTNERS LP	$ 109,602	$ 56,256	$ (173,371)	$ (63,362)	$ 25,745	$ 976	$ (66,599)	$ 176,920	(70,875)	137,042	(198,929)
Reportable Entity | NGL Energy Partners LP (Parent)
OTHER INCOME (EXPENSE):
Interest expense									(142,159)	(91,259)	(43,493)
(Loss) gain on early extinguishment of liabilities, net									(23,201)	8,507
(Loss) Income From Continuing Operations Before Income Taxes									(165,360)	(82,752)	(43,493)
EQUITY IN NET INCOME (LOSS) FROM CONTINUING OPERATIONS OF CONSOLIDATED SUBSIDIARIES									94,485	219,794	(155,436)
(Loss) Income From Continuing Operations									(70,875)	137,042	(198,929)
Net (Loss) Income									(70,875)	137,042	(198,929)
NET (LOSS) INCOME ATTRIBUTABLE TO NGL ENERGY PARTNERS LP									(70,875)	137,042	(198,929)
Reportable Entity | Guarantor Subsidiaries
Consolidating Statement of Operations
REVENUES									16,888,834	12,688,354	11,329,210
COST OF SALES									16,412,642	12,228,661	10,768,634
OPERATING COSTS AND EXPENSES:
Operating									194,048	182,476	227,260
General and administrative									97,552	105,402	110,639
Depreciation and amortization									198,119	172,798	149,158
(Gain) loss on disposal or impairment of assets, net									(133,979)	(208,890)	303,559
Revaluation of liabilities									20,124	6,305	(82,673)
Operating (Loss) Income									100,328	201,602	(147,367)
OTHER INCOME (EXPENSE):
Equity in earnings of unconsolidated entities									7,539	3,830	4,902
Revaluation of investments										(14,365)
Interest expense									(56,988)	(58,607)	(82,045)
(Loss) gain on early extinguishment of liabilities, net									0	16,220	28,532
Other income, net									7,753	27,205	4,536
(Loss) Income From Continuing Operations Before Income Taxes									58,632	175,885	(191,442)
INCOME TAX (EXPENSE) BENEFIT									(1,354)	(1,933)	635
EQUITY IN NET INCOME (LOSS) FROM CONTINUING OPERATIONS OF CONSOLIDATED SUBSIDIARIES									(116,224)	(1,336)	(7,011)
(Loss) Income From Continuing Operations									(58,946)	172,616	(197,818)
Income From Discontinued Operations, net of Tax									153,431	47,178	42,382
Net (Loss) Income									94,485	219,794	(155,436)
NET (LOSS) INCOME ATTRIBUTABLE TO NGL ENERGY PARTNERS LP									94,485	219,794	(155,436)
Reportable Entity | Non-Guarantor Subsidiaries
Consolidating Statement of Operations
REVENUES									19,954	19,639	169,987
COST OF SALES									1,491	533	23,510
OPERATING COSTS AND EXPENSES:
Operating									7,020	6,527	69,771
General and administrative									577	403	16,920
Depreciation and amortization									10,901	7,441	43,774
(Gain) loss on disposal or impairment of assets, net									116,875	0	17,344
Revaluation of liabilities									592	412
Operating (Loss) Income									(117,502)	4,323	(1,332)
OTHER INCOME (EXPENSE):
Equity in earnings of unconsolidated entities										0	11,747
Interest expense									(46)	(174)	(7,257)
Other income, net									19	0	295
(Loss) Income From Continuing Operations Before Income Taxes									(117,529)	4,149	3,453
INCOME TAX (EXPENSE) BENEFIT										0	(207)
(Loss) Income From Continuing Operations									(117,529)	4,149	3,246
Income From Discontinued Operations, net of Tax									2,575	1,347	1,575
Net (Loss) Income									(114,954)	5,496	4,821
NET (LOSS) INCOME ATTRIBUTABLE TO NGL ENERGY PARTNERS LP									(114,954)	5,496	4,821
Consolidating Adjustments
Consolidating Statement of Operations
REVENUES									(1,492)	(790)	(30,551)
COST OF SALES									(1,492)	(790)	(30,351)
OPERATING COSTS AND EXPENSES:
Operating											(200)
Operating (Loss) Income									0	0	0
OTHER INCOME (EXPENSE):
Interest expense									45	46	46
Other income, net									(819)	(593)	(310)
(Loss) Income From Continuing Operations Before Income Taxes									(774)	(547)	(264)
EQUITY IN NET INCOME (LOSS) FROM CONTINUING OPERATIONS OF CONSOLIDATED SUBSIDIARIES									21,739	(218,458)	162,447
(Loss) Income From Continuing Operations									20,965	(219,005)	162,183
Income From Discontinued Operations, net of Tax									774	547	264
Net (Loss) Income									21,739	(218,458)	162,447
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS									(240)	(6,832)	(11,832)
Net income attributable to redeemable noncontrolling interest									(1,030)
NET (LOSS) INCOME ATTRIBUTABLE TO NGL ENERGY PARTNERS LP									$ 20,469	$ (225,290)	$ 150,615